Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities [Member]
Accrued Liabilities
10.	Accrued Liabilities

Accrued liabilities as of December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Accrued expenses	$15,133	$16,047
Accrued interest	3,994	6,869
Total	$19,127	$22,916